UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03518

Fidelity Newbury Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2021

Item 1.

Reports to Stockholders

Fidelity® Treasury Money Market Fund

Fidelity® Tax-Exempt Money Market Fund

Semi-Annual Report

April 30, 2021

Contents

Note to Shareholders
Fidelity® Treasury Money Market Fund
Investment Summary/Performance
Schedule of Investments
Financial Statements
Fidelity® Tax-Exempt Money Market Fund
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 for Fidelity® Tax-Exempt Money Market Fund, Fidelity® Treasury Money Market Fund and Premium Class and 1-877-208-0098 for Capital Reserves Class, Daily Money Class and Advisor Class C to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Treasury Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 4/30/21
1 - 7	42.9
8 - 30	13.6
31 - 60	11.4
61 - 90	10.2
91 - 180	18.5
> 180	3.4

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of April 30, 2021
U.S. Treasury Debt	76.0%
Repurchase Agreements	25.4%
Net Other Assets (Liabilities)*	(1.4)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

4/30/21
Capital Reserves Class	0.01%
Daily Money Class	0.01%
Advisor C Class	0.01%
Fidelity® Treasury Money Market Fund	0.01%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending April 30, 2021, the most recent period shown in the table, would have been (.92)% for Capital Reserves Class, (0.64)% for Daily Money Class, (1.40)% for Advisor C Class and (0.35)% for Fidelity Treasury Money Market Fund.

Fidelity® Treasury Money Market Fund

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 76.0%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 76.0%
U.S. Treasury Bills
5/4/21 to 12/2/21	0.01 to 0.13%	$15,175,140	$15,173,607
U.S. Treasury Bonds
5/15/21 to 11/15/21	0.04 to 0.11	136,000	139,561
U.S. Treasury Notes
5/15/21 to 4/30/23	0.01 to 0.32 (b)	9,166,100	9,188,850
TOTAL U.S. TREASURY DEBT
(Cost $24,502,018)			24,502,018

U.S. Treasury Repurchase Agreement - 25.4%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
0.01% dated 4/30/21 due 5/3/21 (Collateralized by U.S. Treasury Obligations) #	$740,030	$740,029
0.01% dated 4/30/21 due 5/3/21 (Collateralized by U.S. Treasury Obligations) #	49,914	49,914
With:
ABN AMRO Bank NV at 0.01%, dated 4/30/21 due 5/3/21 (Collateralized by U.S. Treasury Obligations valued at $87,720,163, 0.13%, 4/30/23)	86,000	86,000
Barclays Bank PLC at 0.01%, dated:
4/27/21 due 5/4/21 (Collateralized by U.S. Treasury Obligations valued at $13,390,114, 2.75%, 11/15/42)	13,000	13,000
4/30/21 due 5/3/21 (Collateralized by U.S. Treasury Obligations valued at $324,360,318, 0.75%, 4/30/26)	318,000	318,000
BNP Paribas, SA at:
0.02%, dated:
4/12/21 due 5/4/21 (Collateralized by U.S. Treasury Obligations valued at $78,974,121, 0.07% - 5.00%, 5/31/21 - 8/15/50)	77,001	77,000
4/19/21 due 5/7/21 (Collateralized by U.S. Treasury Obligations valued at $212,177,355, 0.00% - 6.63%, 5/20/21 - 2/15/51)	208,003	208,000
0.03%, dated:
4/5/21 due 5/5/21 (Collateralized by U.S. Treasury Obligations valued at $122,403,145, 0.00% - 6.25%, 8/31/21 - 8/15/50)	120,003	120,000
4/6/21 due 5/6/21 (Collateralized by U.S. Treasury Obligations valued at $272,115,881, 0.00% - 8.13%, 5/20/21 - 8/15/50)	266,007	266,000
4/8/21 due 5/7/21 (Collateralized by U.S. Treasury Obligations valued at $270,453,312, 0.00% - 6.75%, 6/1/21 - 11/15/49)	264,007	264,000
4/9/21 due 5/7/21 (Collateralized by U.S. Treasury Obligations valued at $142,826,192, 0.08% - 6.25%, 5/15/22 - 8/15/48)	140,004	140,000
0.05%, dated 3/2/21 due 5/3/21 (Collateralized by U.S. Treasury Obligations valued at $334,552,343, 0.07% - 6.38%, 5/15/22 - 2/15/50)	327,028	327,000
CIBC Bank U.S.A. at 0.02%, dated:
4/1/21 due 5/4/21 (Collateralized by U.S. Treasury Obligations valued at $510,659,271, 0.13% - 4.63%, 6/30/22 - 8/15/50)	500,009	500,000
4/13/21 due 5/7/21 (Collateralized by U.S. Treasury Obligations valued at $52,093,493, 0.13% - 4.63%, 12/31/22 - 8/15/50)	51,001	51,000
4/20/21 due 5/7/21 (Collateralized by U.S. Treasury Obligations valued at $52,020,674, 0.13% - 4.63%, 8/31/22 - 11/15/49)	51,001	51,000
4/22/21 due 5/7/21 (Collateralized by U.S. Treasury Obligations valued at $36,861,943, 0.00% - 4.63%, 9/30/21 - 8/15/50)	36,001	36,000
Citigroup Global Capital Markets, Inc. at 0.03%, dated 4/22/21 due 5/7/21 (Collateralized by U.S. Treasury Obligations valued at $78,374,424, 2.50% - 3.00%, 11/15/44 - 5/15/46)	76,002	76,000
Commerz Markets LLC at 0.01%, dated:
4/27/21 due 5/4/21 (Collateralized by U.S. Treasury Obligations valued at $139,773,766, 0.38% - 2.88%, 7/15/22 - 8/15/45)	137,000	137,000
4/28/21 due 5/5/21 (Collateralized by U.S. Treasury Obligations valued at $104,314,161, 0.00% - 2.88%, 10/7/21 - 11/15/46)	102,000	102,000
4/29/21 due 5/6/21 (Collateralized by U.S. Treasury Obligations valued at $52,179,393, 0.38% - 2.88%, 11/30/23 - 2/15/50)	51,000	51,000
4/30/21 due 5/3/21 (Collateralized by U.S. Treasury Obligations valued at $273,685,424, 0.38% - 2.88%, 7/15/22 - 2/15/50)	268,000	268,000
Credit AG at:
0.01%, dated:
4/26/21 due 5/3/21 (Collateralized by U.S. Treasury Obligations valued at $140,080,359, 3.63%, 8/15/43)	136,000	136,000
4/28/21 due 5/4/21 (Collateralized by U.S. Treasury Obligations valued at $18,360,121, 2.63% - 2.75%, 6/30/25 - 12/31/25)	18,000	18,000
5/3/21 due 5/7/21(c)	102,000	102,000
0.02%, dated:
4/8/21 due 5/3/21 (Collateralized by U.S. Treasury Obligations valued at $210,122,971, 2.50%, 2/15/45)	204,003	204,000
4/16/21 due 5/7/21 (Collateralized by U.S. Treasury Obligations valued at $25,500,271, 2.63%, 12/31/25)	25,000	25,000
4/28/21 due 5/7/21
(Collateralized by U.S. Treasury Obligations valued at $52,020,159, 0.50% - 2.00%, 6/30/24 - 6/30/27)	51,001	51,000
(Collateralized by U.S. Treasury Obligations valued at $78,540,237, 1.38%, 11/15/40)	77,001	77,000
Deutsche Bank AG, New York at 0.01%, dated 4/30/21 due 5/3/21
(Collateralized by U.S. Treasury Obligations valued at $106,080,129, 2.13%, 9/30/24)	104,000	104,000
(Collateralized by U.S. Treasury Obligations valued at $132,600,070, 2.13% - 2.25%, 9/30/24 - 8/15/27)	130,000	130,000
DNB Bank ASA at 0.01%, dated 4/30/21 due 5/3/21 (Collateralized by U.S. Treasury Obligations valued at $79,560,127, 2.88%, 8/15/28)	78,000	78,000
Federal Reserve Bank of New York at 0%, dated 4/30/21 due 5/3/21 (Collateralized by U.S. Treasury Obligations valued at $367,000,002, 2.75%, 2/15/24)	367,000	367,000
Fixed Income Clearing Corp. - BNYM at 0.01%, dated 4/30/21 due 5/3/21 (Collateralized by U.S. Treasury Obligations valued at $69,360,009, 0.13%, 4/30/23)	68,000	68,000
Fixed Income Clearing Corp. - SSB at 0.01%, dated 4/30/21 due 5/3/21 (Collateralized by U.S. Treasury Obligations valued at $138,750,023, 1.25%, 4/30/28)	136,000	136,000
ING Financial Markets LLC at 0.01%, dated 4/30/21 due 5/3/21 (Collateralized by U.S. Treasury Obligations valued at $181,714,763, 0.25% - 2.00%, 6/15/22 - 5/31/25)	178,000	178,000
J.P. Morgan Securities, LLC at 0.01%, dated:
4/26/21 due 5/3/21 (Collateralized by U.S. Treasury Obligations valued at $130,560,303, 0.00% - 2.75%, 5/4/21 - 8/31/25)	128,000	128,000
4/30/21 due 5/7/21 (Collateralized by U.S. Treasury Obligations valued at $51,000,059, 2.00%, 10/31/22)	50,000	50,000
Lloyds Bank Corp. Markets PLC at:
0.05%, dated 3/26/21 due 6/28/21 (Collateralized by U.S. Treasury Obligations valued at $26,513,441, 0.63%, 12/31/27)	26,003	26,000
0.06%, dated 4/12/21 due 7/12/21 (Collateralized by U.S. Treasury Obligations valued at $26,521,777, 0.13% - 2.25%, 7/31/22 - 11/15/27)	26,004	26,000
0.09%, dated:
3/3/21 due 6/3/21 (Collateralized by U.S. Treasury Obligations valued at $21,453,615, 0.25% - 2.75%, 11/15/23 - 11/15/27)	21,005	21,000
3/10/21 due 6/10/21 (Collateralized by U.S. Treasury Obligations valued at $12,234,631, 2.25% - 2.88%, 10/31/23 - 11/15/27)	12,003	12,000
3/11/21 due 6/11/21 (Collateralized by U.S. Treasury Obligations valued at $20,404,339, 2.25%-2.75%, 10/31/24-8/31/25)	20,005	20,000
Lloyds Bank PLC at:
0.05%, dated:
4/19/21 due 7/19/21 (Collateralized by U.S. Treasury Obligations valued at $26,508,331, 1.50% - 2.00%, 4/30/24 - 11/30/24)	26,003	26,000
4/26/21 due:
7/26/21 (Collateralized by U.S. Treasury Obligations valued at $25,503,688, 1.50% - 2.75%, 11/15/23 - 11/30/24)	25,003	25,000
7/27/21 (Collateralized by U.S. Treasury Obligations valued at $15,302,994, 1.50% - 6.00%, 11/30/24 - 2/15/26)	15,002	15,000
4/28/21 due 7/28/21 (Collateralized by U.S. Treasury Obligations valued at $26,524,553, 1.50% - 6.00%, 11/30/24 - 2/15/26)	26,003	26,000
0.06%, dated:
3/30/21 due 6/29/21 (Collateralized by U.S. Treasury Obligations valued at $25,505,887, 1.50% - 6.00%, 11/30/24 - 2/15/26)	25,004	25,000
3/31/21 due:
7/1/21 (Collateralized by U.S. Treasury Obligations valued at $18,366,737, 1.50% - 1.63%, 11/15/22 - 11/30/24)	18,003	18,000
7/2/21 (Collateralized by U.S. Treasury Obligations valued at $18,364,912, 1.50% - 6.00%, 11/30/24 - 2/15/26)	18,003	18,000
0.09%, dated:
2/16/21 due 5/17/21 (Collateralized by U.S. Treasury Obligations valued at $11,217,312, 1.50% - 2.00%, 4/30/24 - 12/31/24)	11,002	11,000
2/17/21 due 5/17/21 (Collateralized by U.S. Treasury Obligations valued at $16,331,846, 1.50% - 1.75%, 7/15/22 - 11/30/24)	16,004	16,000
2/19/21 due 5/19/21 (Collateralized by U.S. Treasury Obligations valued at $52,035,176, 1.50% - 2.75%, 11/30/24 - 2/28/25)	51,011	51,000
2/23/21 due 5/24/21 (Collateralized by U.S. Treasury Obligations valued at $21,429,075, 1.5% - 1.75%, 11/30/24 - 12/31/24)	21,005	21,000
0.1%, dated 2/10/21 due 5/11/21 (Collateralized by U.S. Treasury Obligations valued at $27,537,993, 1.50% - 2.63%, 5/15/21 - 11/30/24)	27,007	27,000
Mizuho Bank, Ltd. at 0.01%, dated 4/30/21 due 5/3/21 (Collateralized by U.S. Treasury Obligations valued at $78,685,614, 2.38%, 5/15/29)	77,000	77,000
MUFG Securities EMEA PLC at:
0.01%, dated:
4/27/21 due:
5/3/21 (Collateralized by U.S. Treasury Obligations valued at $26,527,294, 2.63% - 3.13%, 1/31/26 - 5/15/48)	26,000	26,000
5/4/21 (Collateralized by U.S. Treasury Obligations valued at $46,924,354, 1.13% - 3.13%, 8/31/21 - 5/15/48)	46,000	46,000
4/28/21 due 5/4/21 (Collateralized by U.S. Treasury Obligations valued at $136,702,978, 2.38% - 3.13%, 8/15/24 - 5/15/48)	134,000	134,000
4/30/21 due 5/3/21 (Collateralized by U.S. Treasury Obligations valued at $361,008,465, 0.13% - 5.25%, 4/30/22 - 2/15/29)	354,000	354,000
5/3/21 due 5/7/21(c)	59,000	59,000
0.02%, dated 4/26/21 due 5/5/21 (Collateralized by U.S. Treasury Obligations valued at $111,189,465, 0.13% - 3.13%, 11/30/22 - 5/15/48)	109,001	109,000
Natixis SA at:
0.01%, dated 4/30/21 due 5/3/21 (Collateralized by U.S. Treasury Obligations valued at $115,628,465, 0.00% - 3.63%, 7/22/21 - 5/15/50)	113,000	113,000
0.02%, dated 4/16/21 due 5/7/21 (Collateralized by U.S. Treasury Obligations valued at $104,041,448, 0.13% - 5.38%, 10/31/21 - 5/15/50)	102,002	102,000
Norinchukin Bank at:
0.06%, dated:
4/12/21 due 7/12/21 (Collateralized by U.S. Treasury Obligations valued at $31,621,049, 1.50% - 6.75%, 8/15/26)	31,005	31,000
4/13/21 due 7/13/21 (Collateralized by U.S. Treasury Obligations valued at $26,520,854, 1.50% - 6.75%, 8/15/26)	26,004	26,000
0.09%, dated:
2/12/21 due 5/12/21 (Collateralized by U.S. Treasury Obligations valued at $27,545,411, 2.75%, 6/30/25)	27,006	27,000
2/18/21 due 5/18/21 (Collateralized by U.S. Treasury Obligations valued at $27,544,900, 2.38%, 5/15/27)	27,006	27,000
2/19/21 due 5/19/21 (Collateralized by U.S. Treasury Obligations valued at $21,423,754, 1.50% - 6.75%, 8/15/26)	21,005	21,000
2/22/21 due 5/21/21 (Collateralized by U.S. Treasury Obligations valued at $38,766,512, 1.50% - 2.38%, 8/15/26 - 5/15/27)	38,008	38,000
2/24/21 due 5/24/21 (Collateralized by U.S. Treasury Obligations valued at $27,544,493, 1.50% - 6.75%, 8/15/26)	27,006	27,000
3/3/21 due 6/3/21 (Collateralized by U.S. Treasury Obligations valued at $13,261,949, 6.75%, 8/15/26)	13,003	13,000
SMBC Nikko Securities America, Inc. at 0.01%, dated 4/30/21 due 5/3/21 (Collateralized by U.S. Treasury Obligations valued at $785,317,862, 2.13% - 2.75%, 12/31/22 - 2/15/24)	770,001	770,000
Societe Generale at 0.01%, dated 4/29/21 due 5/6/21
(Collateralized by U.S. Treasury Obligations valued at $26,520,098, 0.13% - 5.25%, 2/15/23 - 11/15/40)	26,000	26,000
(Collateralized by U.S. Treasury Obligations valued at $26,593,866, 0.13% - 7.50%, 5/31/21 - 5/15/46)	26,000	26,000
TD Securities (U.S.A.) at 0.01%, dated 4/30/21 due 5/3/21 (Collateralized by U.S. Treasury Obligations valued at $23,542,874, 3.00% - 4.50%, 8/15/39 - 2/15/47)	23,000	23,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $8,191,943)		8,191,943
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $32,693,961)		32,693,961
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(437,307)
NET ASSETS - 100%		$32,256,654

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end.
The agreement contemplated the delivery of U.S. Treasury
Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$740,029,000 due 5/03/21 at 0.01%
Bofa Securities, Inc	$22,672
Credit Agricole CIB New York Branch	207,354
ING Financial Markets LLC	13,603
Mitsubishi UFJ Securities Holding Co., Ltd	34,008
Nomura Securities International	45,344
RBC Dominion Securities, Inc.	31,627
Societe Generale	45,344
Sumitomo Mitsu Banking Corporation	331,008
Wells Fargo Securities LLC	9,069
$740,029
$49,914,000 due 5/03/21 at 0.01%
Bofa Securities, Inc	14,699
Societe Generale	18,944
Sumitomo Mitsu Banking Corporation	16,271
$49,914

See accompanying notes which are an integral part of the financial statements.

Fidelity® Treasury Money Market Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $8,191,943) — See accompanying schedule: Unaffiliated issuers (cost $32,693,961)		$32,693,961
Receivable for investments sold		5,036
Receivable for fund shares sold		302,379
Interest receivable		22,776
Prepaid expenses		11
Receivable from investment adviser for expense reductions		86
Other receivables		310
Total assets		33,024,559
Liabilities
Payable to custodian bank	$203
Payable for investments purchased	427,353
Payable for fund shares redeemed	338,184
Distributions payable	78
Accrued management fee	1,580
Other affiliated payables	108
Other payables and accrued expenses	399
Total liabilities		767,905
Net Assets		$32,256,654
Net Assets consist of:
Paid in capital		$32,256,521
Total accumulated earnings (loss)		133
Net Assets		$32,256,654
Net Asset Value and Maximum Offering Price
Capital Reserves Class:
Net Asset Value, offering price and redemption price per share ($1,357,146 ÷ 1,356,587 shares)		$1.00
Daily Money Class:
Net Asset Value, offering price and redemption price per share ($2,022,220 ÷ 2,021,898 shares)		$1.00
Advisor C Class:
Net Asset Value and offering price per share ($96,348 ÷ 96,335 shares)(a)		$1.00
Fidelity Treasury Money Market Fund:
Net Asset Value, offering price and redemption price per share ($28,780,940 ÷ 28,780,424 shares)		$1.00

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2021 (Unaudited)
Investment Income
Interest		$17,465
Expenses
Management fee	$40,541
Transfer agent fees	25,384
Distribution and service plan fees	7,879
Accounting fees and expenses	788
Custodian fees and expenses	134
Independent trustees' fees and expenses	48
Registration fees	1,542
Audit	22
Legal	37
Miscellaneous	29
Total expenses before reductions	76,404
Expense reductions	(60,542)
Total expenses after reductions		15,862
Net investment income (loss)		1,603
Net increase in net assets resulting from operations		$1,603

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,603	$85,599
Net realized gain (loss)	–	66
Net increase in net assets resulting from operations	1,603	85,665
Distributions to shareholders	(1,572)	(85,597)
Share transactions - net increase (decrease)	3,513,416	10,338,769
Total increase (decrease) in net assets	3,513,447	10,338,837
Net Assets
Beginning of period	28,743,207	18,404,370
End of period	$32,256,654	$28,743,207

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Treasury Money Market Fund Capital Reserves Class

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	.003	.014	.007	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	–A	.003	.014	.007	–A	–A
Distributions from net investment income	–A	(.003)	(.014)	(.007)	–A	–A
Total distributions	–A	(.003)	(.014)	(.007)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	-%	.27%	1.41%	.75%	.05%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.99%E	.97%	.97%	.97%	.97%	.97%
Expenses net of fee waivers, if any	.09%E	.49%	.94%	.95%	.75%	.33%
Expenses net of all reductions	.09%E	.49%	.94%	.95%	.75%	.33%
Net investment income (loss)	.01%E	.17%	1.40%	.76%	.04%	.02%
Supplemental Data
Net assets, end of period (in millions)	$1,357	$1,320	$1,407	$1,201	$1,170	$1,256

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Treasury Money Market Fund Daily Money Class

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	.004	.017	.010	.002	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	–A	.004	.017	.010	.002	–A
Distributions from net investment income	–A	(.004)	(.017)	(.010)	(.002)	–A
Total distributions	–A	(.004)	(.017)	(.010)	(.002)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	-%	.36%	1.66%	1.00%	.17%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.72%E	.72%	.72%	.72%	.72%	.72%
Expenses net of fee waivers, if any	.10%E	.40%	.69%	.70%	.62%	.33%
Expenses net of all reductions	.10%E	.40%	.69%	.70%	.62%	.33%
Net investment income (loss)	.01%E	.25%	1.65%	1.01%	.17%	.02%
Supplemental Data
Net assets, end of period (in millions)	$2,022	$2,194	$1,934	$1,889	$2,534	$3,837

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Treasury Money Market Fund Advisor C Class

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	.001	.009	.003	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	–A	.001	.009	.003	–A	–A
Distributions from net investment income	–A	(.001)	(.009)	(.003)	–A	–A
Total distributions	–A	(.001)	(.009)	(.003)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C,D	-%	.09%	.91%	.31%	.01%	.01%
Ratios to Average Net AssetsE
Expenses before reductions	1.48%F	1.47%	1.47%	1.47%	1.47%	1.47%
Expenses net of fee waivers, if any	.10%F	.57%	1.44%	1.39%	.76%	.33%
Expenses net of all reductions	.10%F	.57%	1.43%	1.39%	.76%	.33%
Net investment income (loss)	.01%F	.08%	.90%	.32%	.03%	.02%
Supplemental Data
Net assets, end of period (in millions)	$96	$119	$72	$97	$101	$136

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Treasury Money Market Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	.005	.019	.013	.004	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	–A	.005	.019	.013	.004	–A
Distributions from net investment income	–A	(.005)	(.019)	(.013)	(.004)	–A
Total distributions	–A	(.005)	(.019)	(.013)	(.004)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	-%	.47%	1.95%	1.29%	.38%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.42%E	.42%	.42%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.10%E	.29%	.41%	.42%	.42%	.35%
Expenses net of all reductions	.10%E	.29%	.41%	.42%	.42%	.35%
Net investment income (loss)	.01%E	.36%	1.93%	1.29%	.37%	-%
Supplemental Data
Net assets, end of period (in millions)	$28,781	$25,111	$14,992	$11,221	$8,992	$8,408

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Tax-Exempt Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 4/30/21
1 - 7	68.7
8 - 30	2.4
31 - 60	11.1
61 - 90	6.5
91 - 180	6.7
> 180	4.6

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of April 30, 2021
Variable Rate Demand Notes (VRDNs)	13.7%
Tender Option Bond	53.4%
Other Municipal Security	30.6%
Investment Companies	2.6%
Net Other Assets (Liabilities)*	(0.3)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

4/30/21
Capital Reserves Class	0.01%
Daily Money Class	0.01%
Fidelity® Tax-Exempt Money Market Fund	0.01%
Premium Class	0.01%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending April 30, 2021, the most recent period shown in the table, would have been (0.84)% for Capital Reserves Class, (0.59)% for Daily Money Class, (0.34)% for Fidelity Tax-Exempt Money Market Fund and (0.24)% for Premium Class.

Fidelity® Tax-Exempt Money Market Fund

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 13.7%
	Principal Amount (000s)	Value (000s)
Alabama - 1.3%
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.12% 5/7/21, LOC Bayerische Landesbank, VRDN (a)	$11,900	$11,900
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.):
Series 2007 C, 0.14% 5/7/21, VRDN (a)	10,400	10,400
Series 2009, 0.06% 5/3/21, VRDN (a)	4,900	4,900
West Jefferson Indl. Dev. Series 2008, 0.14% 5/7/21, VRDN (a)	7,900	7,900
		35,100
Alaska - 1.8%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.1% 5/7/21 (ConocoPhillips Co. Guaranteed), VRDN (a)	29,100	29,100
Series 1994 C, 0.1% 5/7/21 (ConocoPhillips Co. Guaranteed), VRDN (a)	21,700	21,700
		50,800
Arizona - 0.5%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.14% 5/7/21, VRDN (a)	14,425	14,425
Connecticut - 0.7%
Connecticut Gen. Oblig. Series 2016 C, 0.11% 5/7/21 (Liquidity Facility Bank of America NA), VRDN (a)	17,765	17,765
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.14% 5/7/21, VRDN (a)	2,300	2,300
Series 1999 A, 0.1% 5/7/21, VRDN (a)	3,500	3,500
		5,800
Georgia - 1.1%
Effingham County Indl. Dev. Auth. Poll Cont. Series 2003, 0.13% 5/3/21, VRDN (a)	10,370	10,370
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.):
Series 1997, 0.1% 5/3/21, VRDN (a)	4,800	4,800
Series 2008, 0.1% 5/3/21, VRDN (a)	14,400	14,400
		29,570
Indiana - 1.0%
Indiana Dev. Fin. Auth. Econ. (Archer-Daniels-Midland Co. Proj.) Series 2012, 0.1% 5/7/21 (Archer Daniels Midland Co. Guaranteed), VRDN (a)	9,250	9,250
Indiana Dev. Fin. Auth. Envir. Rev. Series 2005, 0.1% 5/7/21, LOC Rabobank Nederland New York Branch, VRDN (a)	11,000	11,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series H, 0.15% 5/7/21, VRDN (a)	8,400	8,400
		28,650
Iowa - 2.2%
Iowa Fin. Auth. Econ. Dev. Rev.:
Series 2009 A, 0.09% 5/7/21, VRDN (a)	6,000	6,000
Series 2011 A, 0.09% 5/7/21, VRDN (a)	26,200	26,200
Iowa Fin. Auth. Midwestern (Archer-Daniels-Midland Co. Proj.) Series 2012, 0.1% 5/7/21 (Archer Daniels Midland Co. Guaranteed), VRDN (a)	8,500	8,500
Iowa Fin. Auth. Midwestern Disaster Area Econ. Dev. Series 2012 A, 0.1% 5/7/21, VRDN (a)	19,700	19,700
		60,400
Kansas - 0.8%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 0.16% 5/7/21, VRDN (a)	4,500	4,500
Series 2007 B, 0.16% 5/7/21, VRDN (a)	2,100	2,100
St. Mary's Kansas Poll. Cont. Rev. Series 1994, 0.14% 5/7/21, VRDN (a)	8,800	8,800
Wamego Kansas Poll. Cont. Rfdg. Rev.:
(Kansas Gas & Elec. Co. Proj.) Series 1994, 0.14% 5/7/21, VRDN (a)	900	900
(Western Resources, Inc. Proj.) Series 1994, 0.14% 5/7/21, VRDN (a)	5,800	5,800
		22,100
Louisiana - 0.4%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.13% 5/7/21, VRDN (a)	2,700	2,700
Series 2010 B1, 0.14% 5/7/21, VRDN (a)	8,700	8,700
		11,400
Michigan - 0.2%
Michigan Strategic Fund Ltd. Oblig. Rev. (The Kroger Co. Recovery Zone Facilities Bond Proj.) Series 2010, 0.1% 5/7/21, LOC MUFG Bank Ltd., VRDN (a)	4,300	4,300
New York And New Jersey - 0.1%
Port Auth. of New York & New Jersey Series 1997 1, 0.11% 6/1/21, VRDN (a)(b)	3,000	3,000
Ohio - 0.4%
Cuyahoga County Health Care Facilities Rev. (The A.M. McGregor Home Proj.) Series 2014, 0.1% 5/7/21, LOC Northern Trust Co., VRDN (a)	7,820	7,820
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.1% 5/7/21, LOC RBS Citizens NA, VRDN (a)	2,865	2,865
		10,685
Pennsylvania - 0.6%
Chester County Health & Ed. Auth. Rev. Series 2009, 0.11% 5/7/21, LOC Manufacturers & Traders Trust Co., VRDN (a)	5,560	5,560
Lancaster Indl. Dev. Auth. Rev. (Mennonite Home Proj.) Series 2007, 0.11% 5/7/21, LOC Manufacturers & Traders Trust Co., VRDN (a)	2,520	2,520
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
Series 2009 B, 0.1% 5/7/21, LOC MUFG Bank Ltd., VRDN (a)	4,100	4,100
Series 2009 C, 0.1% 5/7/21, LOC MUFG Bank Ltd., VRDN (a)	5,370	5,370
		17,550
South Carolina - 0.0%
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Institute for Bus. and Home Safety Proj.) Series 2009, 0.13% 5/7/21, LOC Truist Bank, VRDN (a)	700	700
Texas - 1.6%
Port Arthur Navigation District Exempt Facilities (Var-Total Petrochemicals Proj.) Series 2009, 0.09% 5/7/21 (Total SA Guaranteed), VRDN (a)	3,000	3,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.):
Series 2010 A, 0.09% 5/7/21 (Total SA Guaranteed), VRDN (a)	6,000	6,000
Series 2012, 0.09% 5/7/21 (Total SA Guaranteed), VRDN (a)	7,400	7,400
(Total Petrochemicals & Refining U.S.A., Inc. Proj.) Series 2012 B, 0.09% 5/7/21 (Total SA Guaranteed), VRDN (a)	4,200	4,200
(Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 0.09% 5/7/21 (Total SA Guaranteed), VRDN (a)	11,700	11,700
Texas Gen. Oblig. (Texas Veterans Land Board Proj.) Series 2017, 0.09% 5/7/21 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	12,520	12,520
		44,820
Utah - 0.4%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.12% 5/7/21, VRDN (a)	10,500	10,500
Wyoming - 0.4%
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.09% 5/7/21, VRDN (a)	10,630	10,630
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $378,195)		378,195

Tender Option Bond - 53.4%
Alabama - 0.1%
Homewood Participating VRDN Series Floaters G 37, 0.09% 5/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	1,000	1,000
Huntsville Health Care Auth. Participating VRDN Series XG 03 01, 0.1% 5/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,100	1,100
		2,100
Alaska - 0.2%
Alaska Indl. Dev. & Expt. Auth. Rev. Participating VRDN Series 16 XM 0236, 0.09% 5/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	6,120	6,120
Arizona - 1.2%
Arizona Health Facilities Auth. Rev. Participating VRDN Series Floaters XF 20 46, 0.09% 5/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	3,065	3,065
Arizona Indl. Dev. Auth. Hosp. Rev. Participating VRDN Series 20 XF 09 90, 0.1% 5/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	3,155	3,155
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN Series Floaters E85, 0.09% 5/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	13,855	13,855
Maricopa County Rev. Participating VRDN Series XL 01 52, 0.1% 5/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	4,000	4,000
Rowan Univ. Participating VRDN Series 2016 XF 2337, 0.1% 5/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	5,900	5,900
Salt Verde Finl. Corp. Sr. Gas Rev. Participating VRDN Series Floaters XF 25 37, 0.1% 5/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,015	2,015
		31,990
California - 2.0%
California Gen. Oblig. Participating VRDN:
Series DB 80 74, 0.13% 5/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	5,480	5,480
Series ZM 07 74, 0.09% 5/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	2,770	2,770
Dignityhealthxx Participating VRDN:
Series 17 04, 0.18% 6/11/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	400	400
Series DBE 80 11, 0.24% 5/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	26,900	26,900
Eastern Muni. Wtr. District Fing. Auth. Participating VRDN Series Floaters ZF 27 08, 0.09% 5/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	9,055	9,055
Sanger Unified School District Participating VRDN Series Floaters XF 24 63, 0.09% 5/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	5,000	5,000
Univ. of California Revs. Participating VRDN Series Floaters ZF 26 70, 0.09% 5/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	6,500	6,500
		56,105
Colorado - 4.3%
Boulder, Larimer & Weld Counties St. Vrain Valley School District # RE-1J Participating VRDN Series Floaters G 57, 0.09% 5/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	1,100	1,100
Children's Hosp. Assoc., Co. Participating VRDN Series Floaters XF 23 05, 0.1% 5/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,005	3,005
Colorado Health Facilities Auth. Participating VRDN:
Series XF 08 05, 0.09% 5/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	9,500	9,500
Series XG 02 51, 0.11% 5/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	3,490	3,490
Series XM 07 52, 0.09% 5/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,000	2,000
Series XM 08 29, 0.1% 5/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,195	2,195
Series XM 08 38, 0.09% 5/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,845	1,845
Series XM 08 41, 0.09% 5/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	7,180	7,180
Series ZF 08 09, 0.11% 5/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,200	1,200
Series ZF 08 10:
0.11% 5/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	750	750
0.11% 5/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,000	1,000
Colorado Health Facilities Auth. Rev. Participating VRDN:
Series Floaters XF 10 25, 0.1% 5/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	6,600	6,600
Series MIZ 90 22, 0.17% 5/7/21 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(c)(d)	1,300	1,300
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series Floaters 16 XF1031, 0.13% 5/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	2,000	2,000
Colorado State Bldg. Excellent Schools Today Ctfs. of Prtn. Participating VRDN Series Floaters XF 07 25, 0.09% 5/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	5,250	5,250
Colorado State Univ. Board of Governors Enterprise Sys. Rev. Participating VRDN:
Series E 143, 0.09% 5/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	38,320	38,320
Series MS 3316, 0.09% 5/7/21 (Liquidity Facility Cr. Suisse AG) (a)(c)(d)	14,030	14,030
CommonSpirit Health Participating VRDN Series Floaters XF 10 01, 0.1% 5/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,560	1,560
Univ. of Colorado Enterprise Sys. Rev.:
Participating VRDN Series Floaters XM 03 85, 0.09% 5/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	9,400	9,400
Participating VRDN Series Putters 15 XM0007, 0.09% 5/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,725	5,725
Weld County School District No. 4 Participating VRDN Series RBC G 58, 0.09% 5/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	1,700	1,700
		119,150
Connecticut - 2.2%
Connecticut Gen. Oblig. Participating VRDN:
Series Floaters 014, 0.21% 6/11/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	7,850	7,850
Series Floaters 016, 0.1% 5/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	21,700	21,700
Series Floaters G3, 0.09% 5/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,200	2,200
Series XM 07 62, 0.11% 5/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,170	1,170
Series XM 08 57, 0.11% 5/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,900	2,900
Series XM 08 58, 0.11% 5/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,500	2,500
Connecticut Hsg. Fin. Auth. Participating VRDN Series Floaters ZF 06 54, 0.09% 5/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	3,750	3,750
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Bonds Series Floaters G 110, 0.24%, tender 10/1/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	3,100	3,100
Participating VRDN:
Series Floaters YX 10 77, 0.11% 5/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	11,000	11,000
Series ROC II R 14073, 0.12% 5/7/21 (Liquidity Facility Citibank NA) (a)(c)(d)	1,000	1,000
Series XM 08 67, 0.11% 5/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,400	1,400
State of Connecticut Gen. Oblig. Bonds Participating VRDN Series Floaters XM 03 39, 0.11% 5/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,530	1,530
		60,100
District Of Columbia - 1.2%
Children's Nat'l. Med. Ctr., Participating VRDN Series 2015 XF 1047, 0.13% 5/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	2,850	2,850
District of Columbia Gen. Oblig. Participating VRDN:
Series MS 4301, 0.09% 5/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	3,200	3,200
Series Solar 0035, 0.11% 5/7/21 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	965	965
District of Columbia Income Tax Rev. Participating VRDN Series XF 23 41, 0.1% 5/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,000	2,000
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Participating VRDN:
Series XF 08 53, 0.1% 5/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	7,070	7,070
Series XF 08 55, 0.09% 5/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,140	2,140
Series XF 09 76, 0.09% 5/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	11,675	11,675
Series XG 02 67, 0.11% 5/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	4,360	4,360
		34,260
Florida - 1.9%
Cape Coral Wtr. & Swr. Rev. Participating VRDN Series Floaters YX 10 71, 0.1% 5/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	5,580	5,580
Escambia County Health Facilities Auth. Health Facilities Rev. Participating VRDN:
Series XG 02 75, 0.11% 5/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	2,000	2,000
Series XG 02 81, 0.11% 5/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	2,130	2,130
Florida Gen. Oblig. Participating VRDN:
Series Floaters XF 06 80, 0.1% 5/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	1,775	1,775
Series Solar 042, 0.09% 5/7/21 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	3,135	3,135
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series 2019, 0.36% 6/11/21 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	10,370	10,370
Lee Memorial Health Sys. Hosp. Rev. Participating VRDN Series Floaters XG 02 34, 0.11% 5/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	7,545	7,545
Miami-Dade County Edl. Facilities Rev. Participating VRDN Series Floaters XG 01 92, 0.1% 5/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	1,400	1,400
Miami-Dade County Expressway Auth. Participating VRDN:
Series Floaters XG 02 52, 0.11% 5/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	2,600	2,600
Series XG 00 99, 0.13% 5/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	4,000	4,000
Miami-Dade County Wtr. & Swr. Rev. Participating VRDN Series 2021 XM 09 41, 0.1% 5/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	2,000	2,000
Palm Beach County Health Facilities Auth. Hosp. Rev. Participating VRDN Series XM 07 82, 0.16% 5/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,700	1,700
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 0.1% 5/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,600	2,600
Pittsburg WTSW Participating VRDN Series XM 00 06, 0.1% 5/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,500	3,500
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN:
Series XF 25 23, 0.16% 5/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	100	100
Series XM 08 68, 0.13% 5/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	400	400
Tampa Health Sys. Rev. Participating VRDN Series Floaters ZF 26 96, 0.09% 5/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	2,565	2,565
		53,400
Georgia - 2.6%
Brookhaven Dev. Auth. Rev. Participating VRDN:
Series XG 02 44, 0.11% 5/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	3,590	3,590
Series XM 07 51, 0.11% 5/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	9,000	9,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN Series Floaters E 107, 0.12% 5/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,700	4,700
Clarke County Hosp. Auth. Participating VRDN Series 2017 ZF 2413, 0.16% 5/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	6,600	6,600
Fayette County Hosp. Auth. Rev. Participating VRDN:
Series Floaters XF 06 44, 0.16% 5/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,200	5,200
Series XM 08 92, 0.16% 5/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,300	1,300
Gainesville & Hall County Hosp. Auth. Rev. Participating VRDN Series XG 02 85, 0.11% 5/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	6,000	6,000
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN:
Series XF 08 23, 0.14% 5/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,605	1,605
Series XF 08 30, 0.1% 5/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	6,000	6,000
Series XF 28 47, 0.1% 5/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	4,310	4,310
Series XG 02 56, 0.11% 5/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	5,000	5,000
Series XG 02 57, 0.11% 5/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,140	1,140
Series XL 01 18, 0.1% 5/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	11,770	11,770
Heard County Dev. Auth. Poll. Cont. Rev. Participating VRDN Series Floaters E 105, 0.12% 5/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	1,600	1,600
Muni. Elec. Auth. of Georgia Participating VRDN Series XG 02 54, 0.11% 5/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	5,100	5,100
		72,915
Hawaii - 0.4%
Hawaii Gen. Oblig. Participating VRDN Series Solar 17 0031, 0.11% 5/7/21 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,850	1,850
Honolulu City & County Gen. Oblig. Participating VRDN Series Floaters XM 07 18, 0.09% 5/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	3,590	3,590
Honolulu City and County Wastewtr. Sys. Participating VRDN Series ROC II R 11989, 0.09% 5/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	4,530	4,530
		9,970
Illinois - 4.0%
Chicago Gen. Oblig. Participating VRDN Series Floaters XL 01 05, 0.11% 5/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	4,500	4,500
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN Series Floaters XF 07 36, 0.09% 5/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,295	2,295
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 0.1% 5/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	9,700	9,700
City of Chicago Gen. Oblig. Bonds Participating VRDN Series Floaters XF 23 42, 0.11% 5/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	700	700
Illinois Fin. Auth. Participating VRDN Series XF 09 80, 0.09% 5/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	3,615	3,615
Illinois Fin. Auth. Rev. Participating VRDN:
Series 15 XF0253, 0.09% 5/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,900	3,900
Series Floaters 017, 0.21% 6/11/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	10,055	10,055
Series XF 07 11, 0.11% 5/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	9,900	9,900
Series XF 23 38, 0.1% 5/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	6,100	6,100
Illinois Gen. Oblig. Participating VRDN:
Series 15 XF 1006, 0.11% 5/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,900	1,900
Series Floaters XF 10 13, 0.11% 5/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	5,315	5,315
Series Floaters XF 10 43, 0.11% 5/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,500	1,500
Series Floaters XL 00 54, 0.11% 5/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	12,675	12,675
Series Floaters XX 10 81, 0.11% 5/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,800	3,800
Series Floaters YX 10 72, 0.11% 5/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	7,795	7,795
Series Floaters YX 10 86, 0.11% 5/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	745	745
Series XF 10 10, 0.11% 5/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,800	3,800
Series XF 28 41, 0.11% 5/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,450	1,450
Series XM 07 59, 0.13% 5/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	3,665	3,665
Series XX 11 41, 0.11% 5/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	800	800
Series YX 11 51, 0.11% 5/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	4,570	4,570
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series 15 ZM0118, 0.09% 5/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	3,335	3,335
Series 15 ZM0120, 0.15% 5/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,100	3,100
Series Floaters XF 27 67, 0.1% 5/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	4,800	4,800
Portofino Landings Cmnty. Dev. D Participating VRDN Series 2021 XM 09 38, 0.13% 5/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	400	400
		110,415
Indiana - 0.3%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 26, 0.13% 5/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	4,900	4,900
Indiana Fin. Auth. Rev. Participating VRDN Series 2020 004, 0.21% 6/11/21 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	4,530	4,530
		9,430
Iowa - 0.1%
Iowa Fin. Auth. Health Facilities Rev. Participating VRDN Series ZF 26 27, 0.11% 5/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	1,600	1,600
Kansas - 0.4%
Johnson County Unified School District #512 Participating VRDN Series Floaters G 90, 0.09% 5/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,750	4,750
Leavenworth County Unified School District No. 464 Participating VRDN Series XF 08 35, 0.1% 5/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	1,600	1,600
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Participating VRDN Series XF 10 51, 0.09% 5/7/21 (Liquidity Facility Cr. Suisse AG) (a)(c)(d)	5,600	5,600
		11,950
Kentucky - 0.4%
CommonSpirit Health Participating VRDN Series MIZ 90 21, 0.17% 5/7/21 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(c)(d)	2,100	2,100
Kentucky Bd Dev. Corp. Indl. Bldg. Participating VRDN Series XX 11 24, 0.1% 5/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,005	1,005
Kentucky Econ. Dev. Fin. Auth. Participating VRDN Series XM 08 39, 0.09% 5/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,270	2,270
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Participating VRDN Series Floaters XG 01 23, 0.1% 5/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	4,300	4,300
Kentucky Econ. Dev. Fin. Auth. Rev. Participating VRDN Series XF 09 64, 0.09% 5/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	1,900	1,900
Kentucky State Property & Buildings Commission Rev. Bonds Series G 116, 0.26%, tender 5/6/21 (Liquidity Facility Royal Bank of Canada)(a)(b)(c)(d)	800	800
		12,375
Louisiana - 1.7%
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series EGL 14 0049, 0.09% 5/7/21 (Liquidity Facility Citibank NA) (a)(c)(d)	43,065	43,065
Louisiana Pub. Facilities Auth. Lease Participating VRDN Series XG 02 49, 0.12% 5/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,875	1,875
New Orleans Wtr. Participating VRDN Series XM 07 35, 0.11% 5/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,500	1,500
		46,440
Maryland - 0.5%
Baltimore County Gen. Oblig. Participating VRDN Series Floaters XF 06 82, 0.1% 5/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	3,470	3,470
Baltimore Proj. Rev.:
Bonds Series Floaters G 28, 0.26%, tender 7/1/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	1,800	1,800
Participating VRDN Series ZF 09 41, 0.09% 5/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,400	1,400
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN:
Series Floaters XG 01 77, 0.1% 5/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,850	1,850
Series XF 10 21, 0.13% 5/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	6,000	6,000
		14,520
Massachusetts - 1.8%
Massachusetts Gen. Oblig. Bonds:
Series Clipper 09 67, 0.24%, tender 6/10/21 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)(d)	42,935	42,935
Series Clipper 09 69, 0.24%, tender 6/17/21 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)(d)	5,504	5,504
		48,439
Michigan - 0.8%
Michigan Bldg. Auth. Rev. Participating VRDN Series Floaters ZF 26 40, 0.09% 5/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	3,065	3,065
Michigan Fin. Auth. Rev. Participating VRDN:
Series 15 XF0126, 0.09% 5/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	990	990
Series 16 XM0223, 0.1% 5/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	8,220	8,220
Series Floaters XG 01 58, 0.09% 5/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	2,175	2,175
Series Floaters ZF 28 25, 0.14% 5/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	700	700
Series XM 04 72, 0.09% 5/7/21 (Liquidity Facility Citibank NA) (a)(c)(d)	3,750	3,750
Series XM 07 48, 0.16% 5/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	2,200	2,200
Monroe Mich Pub. Schools Participating VRDN Series XL 01 46, 0.16% 5/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,200	1,200
		22,300
Minnesota - 0.1%
Minnesota Hsg. Fin. Agcy. Participating VRDN Series XF 28 79, 0.09% 5/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	2,440	2,440
Mississippi - 0.3%
Mississippi Gen. Oblig. Participating VRDN Series ROC II-R 11987, 0.09% 5/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	8,000	8,000
Missouri - 3.4%
Missouri Health & Edl. Facilities Participating VRDN Series Floaters XF 10 15, 0.1% 5/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	9,000	9,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN:
Series Floaters XG 01 57, 0.1% 5/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	10,620	10,620
Series XF 09 95, 0.09% 5/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	2,300	2,300
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series Floaters C16, 0.12% 5/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	11,600	11,600
Missouri Health & Edl. Facilities Rev. Participating VRDN:
Series Floaters XF 07 63, 0.11% 5/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,600	1,600
Series Floaters XG 01 84, 0.11% 5/7/21 (Liquidity Facility Citibank NA) (a)(c)(d)	1,100	1,100
Missouri Health and Edl. Facilities Rev. Participating VRDN:
Series 2021 XF 12 14, 0.09% 5/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,060	2,060
Series Floaters 14, 0.1% 5/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	14,410	14,410
Series Floaters 17 010, 0.1% 5/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	33,920	33,920
Series Floaters C17, 0.11% 5/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,560	3,560
Series XG 03 00, 0.1% 5/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	4,050	4,050
		94,220
Nebraska - 0.1%
Central Plains Energy Proj. Rev. Participating VRDN Series XM 01 85, 0.12% 5/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,300	3,300
Nevada - 1.2%
Clark County Fuel Tax Participating VRDN:
Series Floaters ZF 27 33, 0.09% 5/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	9,300	9,300
Series Floaters ZM 06 33, 0.09% 5/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,100	4,100
Series Floaters ZM 06 39, 0.09% 5/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,400	1,400
Series XM 06 38, 0.09% 5/7/21 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	1,635	1,635
Las Vegas Convention & Visitors Auth. Participating VRDN:
Series XF 28 06, 0.1% 5/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,800	2,800
Series XM 08 66, 0.1% 5/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	5,400	5,400
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Participating VRDN Series 16 ZF0382, 0.1% 5/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	7,190	7,190
		31,825
New Jersey - 0.4%
New Jersey Econ. Dev. Auth. Rev. Participating VRDN:
Series XG 02 60, 0.1% 5/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	5,010	5,010
Series XG 02 61, 0.1% 5/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	2,800	2,800
New Jersey Gen. Oblig. Participating VRDN Series ZF 12 07, 0.09% 5/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,000	2,000
		9,810
New York - 4.8%
New York City Gen. Oblig. Participating VRDN:
Series 20 XM 09 00, 0.09% 5/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,500	2,500
Series 2020 003, 0.26% 6/11/21 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	700	700
Series E 133, 0.09% 5/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	23,000	23,000
Series XF 07 98, 0.09% 5/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	9,340	9,340
Series XL 01 65, 0.09% 5/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	3,400	3,400
Series XM 09 06, 0.09% 5/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,050	5,050
Series XM 09 08, 0.09% 5/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	500	500
Series XM 09 25, 0.09% 5/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	4,665	4,665
Series XM 09 37, 0.09% 5/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,450	1,450
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series XM 08 74, 0.09% 5/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,940	3,940
Series ZF 02 73, 0.09% 5/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	8,700	8,700
New York City Transitional Fin. Auth. Rev. Participating VRDN:
Series 002, 0.21% 6/11/21 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	6,375	6,375
Series Floaters E99, 0.09% 5/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,500	2,500
Series ROC II R 11994, 0.09% 5/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	4,000	4,000
Series XF 29 12, 0.09% 5/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	31,000	31,000
New York Dorm. Auth. Rev. Participating VRDN Series E-146, 0.09% 5/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	7,600	7,600
New York Gen. Oblig. Participating VRDN Series Floaters XG 01 05, 0.09% 5/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,000	1,000
New York Liberty Dev. Corp. Participating VRDN Series 2016 ZF 03 68, 0.11% 5/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,100	1,100
New York Metropolitan Trans. Auth. Rev. Participating VRDN:
Series RBC E 126, 0.11% 5/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,900	3,900
Series XF 28 78, 0.1% 5/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,800	2,800
Series XG 02 90, 0.1% 5/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	8,000	8,000
		131,520
New York And New Jersey - 0.6%
Port Auth. of New York & New Jersey Participating VRDN:
Series Floaters XF 05 65, 0.09% 5/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	2,635	2,635
Series Floaters XF 26 00, 0.09% 5/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	1,300	1,300
Series Floaters XM 05 05, 0.09% 5/7/21 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	10,551	10,551
Series Floaters ZM 04 10, 0.1% 5/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,300	1,300
		15,786
North Carolina - 1.2%
Charlotte Gen. Oblig. Participating VRDN Series Floaters XL 00 47, 0.09% 5/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	6,790	6,790
Charlotte Int'l. Arpt. Rev. Participating VRDN Series Floaters XG 02 07, 0.09% 5/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,900	1,900
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN Series MS 15 XF2165, 0.09% 5/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	6,600	6,600
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Participating VRDN Series Floaters ZM 05 63, 0.09% 5/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,865	2,865
North Carolina Ltd. Oblig. Participating VRDN Series ROC 14089, 0.09% 5/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	7,400	7,400
North Carolina Med. Care Commission Participating VRDN Series XM 02 98, 0.09% 5/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,735	2,735
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN:
Series XF 08 85, 0.11% 5/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,240	1,240
Series XF 28 81, 0.09% 5/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	2,200	2,200
		31,730
Ohio - 1.9%
Allen County Hosp. Facilities Rev. Participating VRDN:
Series Floaters E 134, 0.09% 5/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,730	4,730
Series Floaters XF 25 16, 0.15% 5/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	1,300	1,300
Berea Ohio City School District Participating VRDN Series RBC G 54, 0.09% 5/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	1,600	1,600
Columbus Gen. Oblig. Participating VRDN Series DB 80 75, 0.13% 5/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	2,000	2,000
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 0.16% 5/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	600	600
Erie County Hosp. Facilities Rev. Participating VRDN Series BAML 5019, 0.11% 5/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	7,900	7,900
Euclid City School District Participating VRDN Series G-39, 0.09% 5/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	1,900	1,900
Hamilton County Hosp. Facilities Rev. Participating VRDN Series XF 28 89, 0.1% 5/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,410	2,410
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 003, 0.21% 6/11/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,765	2,765
Montgomery County Hosp. Rev. Participating VRDN:
Series Floaters E 132, 0.09% 5/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	15,200	15,200
Series XX 11 33, 0.1% 5/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,425	3,425
Ohio Hosp. Rev. Participating VRDN:
Series 002, 0.21% 6/11/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,195	2,195
Series XF 09 67, 0.1% 5/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	3,940	3,940
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 0.26%, tender 12/1/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	1,200	1,200
Univ. of Cincinnati Gen. Receipts Participating VRDN Series Floaters ZM 06 46, 0.09% 5/7/21 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	1,400	1,400
		52,565
Oklahoma - 0.7%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Participating VRDN:
Series E 140, 0.09% 5/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	7,625	7,625
Series Floaters XG 02 10, 0.11% 5/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	3,200	3,200
Series Floaters XX 10 96, 0.1% 5/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	8,400	8,400
		19,225
Oregon - 0.3%
Oregon Facilities Auth. Rev. Participating VRDN Series DB 15 XF1049, 0.09% 5/7/21 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	3,400	3,400
Salem Hosp. Facility Auth. Rev. Participating VRDN:
Series XM 08 13, 0.12% 5/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	1,500	1,500
Series ZF 09 42, 0.16% 5/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,735	1,735
Tigard-Tualatin School District No. 23J Participating VRDN Series Floaters G69, 0.09% 5/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	1,700	1,700
		8,335
Pennsylvania - 1.3%
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series Floaters YX 10 49, 0.14% 5/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,395	1,395
Series XM 08 87, 0.13% 5/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	700	700
Series ZF 28 11, 0.14% 5/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	9,380	9,380
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN:
Series ZF 08 33, 0.1% 5/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	5,670	5,670
Series ZF 08 34, 0.1% 5/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	2,300	2,300
Pennsylvania Gen. Oblig. Participating VRDN Series Floaters ZF 06 71, 0.09% 5/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	2,000	2,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 0.23%, tender 12/1/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	1,300	1,300
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN:
Series Floaters E 101, 0.09% 5/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,800	2,800
Series XM 09 36, 0.09% 5/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,200	3,200
Philadelphia Auth. for Indl. Dev. Participating VRDN:
Series Putters 14 XM0005, 0.09% 5/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	800	800
Series XG 02 53, 0.11% 5/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,200	1,200
Southcentral Pennsylvania Gen. Auth. Rev. Participating VRDN Series XL 01 04, 0.09% 5/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	2,900	2,900
Westmoreland County Muni. Auth. Muni. Svc. Rev. Participating VRDN Series XF 10 58, 0.1% 5/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,500	2,500
		36,145
Rhode Island - 0.1%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Participating VRDN Series Floaters XM 07 21, 0.09% 5/7/21 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	1,500	1,500
South Carolina - 1.9%
Columbia Wtrwks. & Swr. Rev. Participating VRDN Series 2016 21, 0.11% 5/7/21 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	3,250	3,250
Lancaster County School District Participating VRDN Series Solar 17 21, 0.11% 5/7/21 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,335	1,335
South Carolina Jobs-Econ. Dev. Auth. Hosp. Impt. Rev. Participating VRDN:
Series XF 09 30, 0.16% 5/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,720	3,720
Series XF 28 83, 0.16% 5/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	1,385	1,385
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series 2017 XF 2425, 0.1% 5/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	31,580	31,580
Series Floaters XG 01 49, 0.1% 5/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	9,875	9,875
South Carolina Trans. Infrastructure Bank Rev.:
Bonds Series Floaters G 109, 0.26%, tender 10/1/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	900	900
Participating VRDN Series Floaters XM 06 91, 0.09% 5/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,500	1,500
		53,545
Tennessee - 0.5%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Participating VRDN Series XF 10 23, 0.1% 5/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,950	2,950
Greeneville Health & Edl. Facilities Board Participating VRDN:
Series Floaters XF 25 76, 0.1% 5/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,200	2,200
Series Floaters XG 01 94, 0.1% 5/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,100	3,100
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Participating VRDN:
Series Floaters XG 01 45, 0.1% 5/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,500	3,500
Series Floaters XL 00 62, 0.11% 5/7/21 (Liquidity Facility Citibank NA) (a)(c)(d)	1,000	1,000
Vanderbilt Hosp. Participating VRDN Series 2016 XF 10 54, 0.1% 5/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,400	2,400
		15,150
Texas - 4.0%
Alamo Cmnty. College District Rev. Bonds Series G-111, 0.26%, tender 5/6/21 (Liquidity Facility Royal Bank of Canada)(a)(b)(c)(d)	600	600
Aldine Independent School District Participating VRDN Series Floaters XL 00 87, 0.09% 5/7/21 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	3,400	3,400
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN Series YX 11 32, 0.1% 5/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,600	3,600
El Paso Independent School District Participating VRDN Series Solar 17 01, 0.11% 5/7/21 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	4,815	4,815
Harris County Gen. Oblig. Bonds Series Clipper 09 73, 0.24%, tender 6/10/21 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)(d)	6,300	6,300
Harris County Metropolitan Trans. Auth. Participating VRDN:
Series 16 ZM0164, 0.09% 5/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,000	4,000
Series XX 10 09, 0.11% 5/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	7,660	7,660
Houston Util. Sys. Rev. Participating VRDN Series 16 XM 0235, 0.09% 5/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	4,905	4,905
Lamar Consolidated Independent School District Participating VRDN Series Floaters G 18, 0.09% 5/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,900	2,900
North Ft. Bend Wtr. Auth. Participating VRDN Series XF 08 16, 0.16% 5/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,200	1,200
North Texas Tollway Auth. Rev. Participating VRDN Series E 145, 0.09% 5/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	6,500	6,500
Northwest Independent School District Participating VRDN Series XL 01 38, 0.09% 5/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,940	3,940
Parker County Participating VRDN Series Floaters G 38, 0.09% 5/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,000	4,000
San Antonio Gen. Oblig. Participating VRDN Series Floaters ZF 25 71, 0.09% 5/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	3,500	3,500
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN:
Series 16 XF0410, 0.09% 5/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,000	5,000
Series 16 XF0411, 0.09% 5/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,725	2,725
Series 16 ZF 0282, 0.1% 5/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	1,350	1,350
Series XG 02 78, 0.13% 5/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,200	1,200
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN:
Series Floaters XM 04 02, 0.09% 5/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	5,000	5,000
Series Floaters XM 06 98, 0.1% 5/7/21 (Liquidity Facility Cr. Suisse AG) (a)(c)(d)	1,800	1,800
Tarrant Reg'l. Wtr. District Wtr. Rev. Participating VRDN Series MS 3388, 0.09% 5/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	5,000	5,000
Texas Gen. Oblig. Participating VRDN Series Floaters G 65, 0.09% 5/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,050	4,050
Texas State Univ. Sys. Fing. Rev. Participating VRDN Series Floaters XF 06 61, 0.09% 5/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,750	3,750
Texas Wtr. Dev. Board Rev. Participating VRDN:
Series Floaters XF 07 13, 0.1% 5/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	2,240	2,240
Series Floaters XF 27 30, 0.09% 5/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,200	5,200
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN Series ZM0172, 0.09% 5/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	7,530	7,530
Wells Fargo Stage Trs Var States Participating VRDN Series Floaters XF 23 21, 0.09% 5/7/21 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	2,600	2,600
Whitehouse Independent School District Participating VRDN Series Floaters G10, 0.09% 5/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,050	2,050
Williamson County Gen. Oblig. Participating VRDN Series Floaters G70, 0.09% 5/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,600	3,600
		110,415
Utah - 0.2%
Utah County Hosp. Rev. Participating VRDN:
Series Floaters XM 07 32, 0.09% 5/7/21 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	1,910	1,910
Series XG 02 89, 0.09% 5/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,880	2,880
		4,790
Virginia - 1.2%
Fairfax County Indl. Dev. Auth. Participating VRDN Series Floaters XG 01 91, 0.09% 5/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	11,600	11,600
Loudoun County Gen. Oblig. Participating VRDN Series Solar 2017 38, 0.11% 5/7/21 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,090	1,090
Lynchburg Econ. Dev. Participating VRDN:
Series 2020 10, 0.21% 6/11/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	7,400	7,400
Series Floaters XG 01 47, 0.1% 5/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,585	1,585
Roanoke Econ. Dev. Authority. Participating VRDN Series 20 XG 02 97, 0.09% 5/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	815	815
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series MIZ 90 25, 0.14% 5/7/21 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(c)(d)	4,540	4,540
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series Floaters XF 06 59, 0.09% 5/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,635	2,635
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 0.26%, tender 8/2/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	700	700
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN:
Series XF 09 26, 0.16% 5/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,255	1,255
Series ZF 09 16, 0.16% 5/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,705	1,705
		33,325
Washington - 1.8%
Central Puget Sound Reg'l. Trans. Auth. Sales Tax & Motor Vehicle Excise Tax Rev. Participating VRDN Series ZF 09 02, 0.1% 5/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	2,400	2,400
CommonSpirit Health Participating VRDN Series XF 1017, 0.1% 5/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	11,800	11,800
King & Snohomish Counties School District #417 Northshore Participating VRDN Series Floaters G 83, 0.09% 5/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,200	2,200
Washington Convention Ctr. Pub. Facilities Participating VRDN:
Series Floaters XM 06 81, 0.1% 5/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	8,500	8,500
Series XG 02 87, 0.1% 5/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,090	2,090
Series XG 02 92, 0.1% 5/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,100	2,100
Series XX 11 26, 0.1% 5/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,300	2,300
Washington Gen. Oblig. Participating VRDN Series Floaters XM 06 94, 0.09% 5/7/21 (Liquidity Facility Citibank NA) (a)(c)(d)	2,475	2,475
Washington Health Care Facilities Auth. Rev. Participating VRDN:
Series 15 XF0148, 0.09% 5/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	6,830	6,830
Series 2015 XF0150, 0.09% 5/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	5,100	5,100
Series XX 11 06, 0.1% 5/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,940	2,940
Washington Higher Ed. Facilities Auth. Rev. Participating VRDN Series XG 02 74, 0.11% 5/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,400	1,400
		50,135
West Virginia - 0.1%
Morgantown Combined Util. Sys. Rev. Participating VRDN Series Floaters ZF 06 72, 0.11% 5/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,475	1,475
Wisconsin - 1.2%
Agnesian Healthcare Participating VRDN Series Floaters XF 24 83, 0.1% 5/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,160	2,160
Wisconsin Health & Edl. Facilities Participating VRDN:
Series Floaters XF 07 41, 0.09% 5/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,320	2,320
Series Floaters XF 25 83, 0.09% 5/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	4,000	4,000
Series Floaters XG 00 72, 0.13% 5/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	3,000	3,000
Series Floaters XG 02 40, 0.1% 5/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,860	1,860
Series Floaters ZF 26 36, 0.09% 5/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	3,635	3,635
Series XF 22 24, 0.09% 5/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	4,500	4,500
Series ZF 08 77, 0.11% 5/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	940	940
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series 2015 ZF0216, 0.09% 5/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,500	2,500
Series Floaters 3184, 0.09% 5/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	4,084	4,084
Series ROC II R 14065, 0.09% 5/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,200	3,200
		32,199
TOTAL TENDER OPTION BOND
(Cost $1,471,014)		1,471,014

Other Municipal Security - 30.6%
Alabama - 0.2%
Huntsville Health Care Auth. Rev. Series 2021, 0.14% 6/7/21, CP	4,300	4,300
Arizona - 0.2%
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series C, 0.13% 7/6/21, CP	4,400	4,400
California - 1.8%
California Gen. Oblig.:
Series 2021 11 A1, 0.12% 6/2/21, LOC Wells Fargo Bank NA, CP	1,000	1,000
Series A4, 0.12% 6/1/21, LOC Toronto-Dominion Bank, CP	6,500	6,500
Series A7, 0.12% 6/2/21, LOC State Street Bank & Trust Co., Boston, CP	4,600	4,600
California School Fin. Auth. Rev. TRAN Series 2021 A1, 3% 12/30/21	6,305	6,424
East Bay Muni. Util. District Wastewtr. Sys. Rev.:
Series A1, 0.1% 5/3/21 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	2,200	2,200
Series A2, 0.12% 6/3/21 (Liquidity Facility Bank of America NA), CP	2,200	2,200
Los Angeles County Gen. Oblig.:
Series D, 0.12% 6/2/21, LOC State Street Bank & Trust Co., Boston, CP	2,700	2,700
TRAN Series A, 4% 6/30/21	20,000	20,122
San Francisco City & County Gen. Oblig. Series 3, 0.1% 5/5/21, LOC State Street Bank & Trust Co., Boston, CP	2,585	2,585
		48,331
Colorado - 0.1%
Colorado Gen. Fdg. Rev. TRAN Series 2020, 4% 6/25/21	1,585	1,594
Connecticut - 0.3%
Connecticut Gen. Oblig. Bonds Series A, 5% 10/15/21	435	445
Connecticut Health & Edl. Facilities Auth. Rev. Bonds:
Series 2015 A, 2.05%, tender 7/12/21 (a)	2,500	2,509
Series U1, 2%, tender 2/8/22 (a)	425	431
Connecticut Hsg. Fin. Auth. Bonds Series E4, 0.375%, tender 11/15/21 (a)	3,800	3,800
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series 2018 A, 5% 1/1/22	2,000	2,065
		9,250
District Of Columbia - 0.2%
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2021 B, 0.14% 9/23/21, LOC TD Banknorth, NA, CP	5,400	5,400
Florida - 2.1%
Broward County School District TAN Series 2020, 2% 6/30/21	1,500	1,504
Florida Local Govt. Fin. Cmnty. Series 2021, 0.12% 6/1/21, LOC JPMorgan Chase Bank, CP	4,100	4,100
Jacksonville Gen. Oblig. Series 2021 A, 0.1% 5/6/21, LOC Bank of America NA, CP	14,700	14,700
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds:
Series 2014 A, SIFMA Municipal Swap Index + 0.300% 0.36%, tender 11/26/21 (a)(e)	4,300	4,300
Series 2014 A1, SIFMA Municipal Swap Index + 0.250% 0.31%, tender 11/26/21 (a)(e)	17,300	17,300
Tampa Health Sys. Rev. Bonds Series 2012 B, SIFMA Municipal Swap Index + 0.300% 0.36%, tender 11/26/21 (a)(e)	16,400	16,400
		58,304
Georgia - 1.2%
Atlanta Arpt. Rev.:
Series J1, 0.12% 8/4/21, LOC Bank of America NA, CP	16,036	16,036
Series K1, 0.18% 7/6/21, LOC PNC Bank NA, CP	12,609	12,609
Georgia Gen. Oblig. Bonds Series 2011 C, 5% 7/1/21 (Pre-Refunded to 7/1/21 @ 100)	5,400	5,444
		34,089
Hawaii - 0.2%
Honolulu City & County Gen. Oblig.:
Series 2021, 0.15% 7/7/21, LOC Sumitomo Mitsui Banking Corp., CP	1,300	1,300
Serise 2021 B1, 0.15% 7/7/21, LOC Sumitomo Mitsui Banking Corp., CP	3,900	3,900
		5,200
Idaho - 0.3%
Idaho Health Facilities Auth. Hosp. Rev. Bonds Series 2013 ID, 0.1%, tender (a)	9,000	9,000
Illinois - 0.5%
Illinois Fin. Auth. Rev. Bonds (Advocate Health Care Network Proj.) Series 2011 B, SIFMA Municipal Swap Index + 0.300% 0.36%, tender 11/26/21 (a)(e)	10,510	10,510
Railsplitter Tobacco Settlement Auth. Rev. Bonds Series 2010:
5.5% 6/1/21 (Pre-Refunded to 6/1/21 @ 100)	2,205	2,215
6% 6/1/21 (Pre-Refunded to 6/1/21 @ 100)	345	347
		13,072
Indiana - 0.8%
Indiana Fin. Auth. Rev. Bonds Series D2, 0.13% tender 7/6/21, CP mode	22,170	22,170
Louisiana - 0.2%
Louisiana Pub. Facilities Auth. Rev. Bonds (Ochsner Clinic Foundation) Series 2011:
6.25% 5/15/21 (Pre-Refunded to 5/15/21 @ 100)	2,500	2,505
6.5% 5/15/21 (Pre-Refunded to 5/15/21 @ 100)	2,420	2,425
6.75% 5/15/21 (Pre-Refunded to 5/15/21 @ 100)	2,000	2,005
		6,935
Massachusetts - 1.0%
Boston Wtr. & Swr. Commission Rev. Series A, 0.11% 7/15/21, LOC State Street Bank & Trust Co., Boston, CP	7,900	7,900
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
Series 1992:
0.11% tender 5/3/21, CP mode	5,200	5,200
0.12% tender 5/5/21, CP mode	1,200	1,200
Series 2021, 0.11% tender 5/13/21, CP mode	8,300	8,300
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2021, 0.15% 9/16/21, LOC State Street Bank & Trust Co., Boston, CP	3,700	3,700
		26,300
Michigan - 1.1%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 0.31%, tender 11/26/21 (a)(e)	7,785	7,785
Michigan Bldg. Auth. Rev. Series 2021 8, 0.13% 6/10/21, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	17,600	17,600
Michigan Fin. Auth. Rev. Bonds Series 2015 D2, SIFMA Municipal Swap Index + 0.500% 0.56%, tender 8/9/21 (a)(e)	1,100	1,100
Univ. of Michigan Rev. Series L1, 0.12% 8/3/21, CP	2,725	2,725
		29,210
Nebraska - 1.9%
Omaha Pub. Pwr. District Elec. Rev. Series A:
0.11% 7/7/21, CP	14,300	14,300
0.11% 7/8/21, CP	2,200	2,200
0.11% 8/4/21, CP	2,385	2,385
0.12% 5/11/21, CP	2,200	2,200
0.12% 6/2/21, CP	15,000	15,000
0.12% 8/3/21, CP	3,200	3,200
0.13% 5/20/21, CP	10,050	10,050
0.13% 6/9/21, CP	3,000	3,000
		52,335
New Jersey - 0.2%
Lyndhurst Township Gen. Oblig. BAN Series 2021, 0.75% 9/8/21 (f)	1,400	1,403
Monmouth County BAN Series 2020, 0.3% 12/27/21	5,500	5,500
		6,903
New York - 0.2%
Three Village Central School District TAN Series 2020, 2% 6/25/21	5,300	5,312
New York And New Jersey - 0.7%
Port Auth. of New York & New Jersey Series 2021:
0.12% 6/16/21, CP	1,360	1,360
0.14% 6/23/21, CP	2,900	2,900
0.14% 6/30/21, CP	2,900	2,900
0.14% 7/7/21, CP	4,100	4,100
0.15% 7/14/21, CP	1,900	1,900
0.15% 7/20/21, CP	4,800	4,800
0.25% 12/8/21, CP	700	700
		18,660
North Carolina - 0.1%
Univ. of North Carolina Charlotte Gen. Rev. Bonds Series 2012 A, 5% 4/1/22 (Pre-Refunded to 4/1/22 @ 100)	2,200	2,297
Ohio - 0.9%
Franklin County Rev. Bonds Series 2013 OH, 0.1%, tender (a)	12,000	12,000
Ohio Higher Edl. Facility Commission Rev. Bonds:
Series 2021 B5, 0.13% tender 7/6/21, CP mode	6,600	6,600
Series 2021 B6, 0.13% tender 7/6/21, CP mode	3,400	3,400
Series B6, 0.14% tender 6/17/21, CP mode	3,900	3,900
		25,900
Pennsylvania - 1.1%
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2011 A, 5.125%	1,695	1,695
Philadelphia Gen. Oblig. TRAN Series 2020 A, 4% 6/30/21	19,050	19,167
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Bonds:
Series 2014 B1, 0.14% tender 8/3/21, CP mode	4,600	4,600
Series 2014 B2, 0.15% tender 6/30/21, CP mode	4,600	4,600
		30,062
South Carolina - 0.2%
South Carolina Pub. Svc. Auth. Rev.:
Series 2020 A:
0.13% 6/2/21, LOC Barclays Bank PLC, CP	2,465	2,465
0.14% 7/1/21, LOC Barclays Bank PLC, CP	1,200	1,200
Series 2020 B, 0.15% 7/20/21, LOC Barclays Bank PLC, CP	2,400	2,400
		6,065
Texas - 13.7%
Austin Elec. Util. Sys. Rev. Series A:
0.11% 6/15/21 (Liquidity Facility JPMorgan Chase Bank), CP	23,081	23,081
0.12% 6/2/21 (Liquidity Facility JPMorgan Chase Bank), CP	16,150	16,150
0.18% 6/3/21 (Liquidity Facility JPMorgan Chase Bank), CP	5,500	5,500
Brownsville Util. Sys. Rev. Series 2021 A, 0.15% 10/21/21, LOC Bank of America NA, CP	1,500	1,500
Garland Series 2021, 0.13% 5/27/21, LOC Citibank NA, CP	1,700	1,700
Garland Util. Sys. Rev. Series 2018, 0.1% 5/6/21, LOC Bank of America NA, CP	2,600	2,600
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds:
(Texas Children's Hosp. Proj.) Series 2015 2, SIFMA Municipal Swap Index + 0.200% 0.26%, tender 11/26/21 (a)(e)	13,200	13,200
Series 2016 B2, 0.1% tender 5/3/21, CP mode	5,400	5,400
Series 2016 B3, 0.15% tender 6/3/21, CP mode	40,000	40,000
Series 2021, 0.1% tender 5/12/21, CP mode	20,000	20,000
Harris County Gen. Oblig.:
Series A1:
0.1% 5/5/21 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	1,600	1,600
0.1% 5/5/21 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	2,100	2,100
Series C, 0.11% 5/5/21 (Liquidity Facility Bank of America NA), CP	4,475	4,475
Series D2:
0.09% 5/5/21 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	2,300	2,300
0.13% 5/5/21 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	1,600	1,600
Harris County Metropolitan Trans. Auth. Series A1:
0.13% 6/16/21 (Liquidity Facility JPMorgan Chase Bank), CP	5,350	5,350
0.14% 8/5/21 (Liquidity Facility JPMorgan Chase Bank), CP	8,400	8,400
Houston Gen. Oblig.:
Series E1, 0.12% 5/6/21, LOC Citibank NA, CP	2,800	2,800
Series G2:
0.12% 5/7/21, LOC Barclays Bank PLC, CP	3,400	3,400
0.13% 5/14/21, LOC Barclays Bank PLC, CP	2,200	2,200
Houston Util. Sys. Rev.:
Series 2021 B3, 0.11% 5/6/21, LOC Sumitomo Mitsui Banking Corp., CP	4,400	4,400
Series 2021:
0.1% 5/3/21, LOC PNC Bank NA, CP	3,300	3,300
0.13% 6/24/21, LOC PNC Bank NA, CP	1,300	1,300
Series B3:
0.1% 5/4/21, LOC Sumitomo Mitsui Banking Corp., CP	3,000	3,000
0.1% 5/4/21, LOC Sumitomo Mitsui Banking Corp., CP	1,300	1,300
0.12% 6/24/21, LOC Sumitomo Mitsui Banking Corp., CP	7,000	7,000
Lower Colorado River Auth. Rev.:
Series 2021:
0.11% 6/29/21, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	12,500	12,500
0.16% 9/14/21, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	3,400	3,400
Series B:
0.11% 6/4/21, LOC State Street Bank & Trust Co., Boston, CP	1,419	1,419
0.11% 7/7/21, LOC State Street Bank & Trust Co., Boston, CP	22,368	22,368
0.13% 6/4/21, LOC State Street Bank & Trust Co., Boston, CP	1,735	1,735
0.19% 5/6/21, LOC State Street Bank & Trust Co., Boston, CP	600	600
North Texas Tollway Auth. Rev. Bonds Series 2011 A, 5.5% 9/1/21 (Pre-Refunded to 9/1/21 @ 100)	500	509
San Antonio Independent School District Bonds Series 2020 A, 5% 8/15/21 (Permanent School Fund of Texas Guaranteed)	700	710
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, BMA Municipal Swap Index + 0.300% 0.36%, tender 11/26/21 (a)(e)	9,900	9,900
Series 2013 B, SIFMA Municipal Swap Index + 0.300% 0.36%, tender 11/26/21 (a)(e)	11,600	11,600
Texas Gen. Oblig. TRAN Series 2020, 4% 8/26/21	106,200	107,479
Texas Pub. Fin. Auth. Rev. Series 2019 A, 0.12% 7/8/21 (Liquidity Facility Texas Gen. Oblig.), CP	1,800	1,800
Univ. of Texas Board of Regents Sys. Rev.:
Series 2021 A, 0.11% 5/21/21 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	2,200	2,200
Series A:
0.12% 5/21/21 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	4,400	4,400
0.12% 7/1/21 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,100	5,100
Univ. of Texas Permanent Univ. Fund Rev. Series A:
0.12% 5/13/21, CP	3,300	3,300
0.12% 5/18/21, CP	5,400	5,400
		378,076
Washington - 0.8%
King County Gen. Oblig. Series A:
0.11% 6/17/21, CP	3,800	3,800
0.12% 8/4/21, CP	2,700	2,700
0.12% 8/24/21, CP	4,500	4,500
Spokane County School District #81 Bonds Series 2021, 5% 12/1/21 (Washington Gen. Oblig. Guaranteed)	9,685	9,960
Washington Health Care Facilities Auth. Rev. Bonds Series 2012 B, 5%, tender 10/1/21 (a)	2,250	2,293
		23,253
Wisconsin - 0.6%
Wisconsin Gen. Oblig.:
Bonds:
Series 2011 A, 5.25%	1,675	1,675
Series 2012 A, 5%	2,725	2,725
Series B, 4.5%	1,000	1,000
Series 2005 A, 0.11% 5/6/21 (Liquidity Facility PNC Bank NA), CP	2,000	2,000
Series 2013 A, 0.14% 8/4/21 (Liquidity Facility PNC Bank NA), CP	9,100	9,100
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds Series 2012 D, 5% 11/15/21 (Pre-Refunded to 11/15/21 @ 100)	1,130	1,159
		17,659
TOTAL OTHER MUNICIPAL SECURITY
(Cost $844,077)		844,077
	Shares (000s)	Value (000s)

Investment Company - 2.6%
Fidelity Tax-Free Cash Central Fund 0.07% (g)(h)
(Cost $70,468)	70,454	70,468
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $2,763,754)		2,763,754
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(7,683)
NET ASSETS - 100%		$2,756,071

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

TAN – TAX ANTICIPATION NOTE

TRAN – TAX AND REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $68,139,000 or 2.5% of net assets.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Coupon rates are determined by re-marketing agents based on current market conditions.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
Alamo Cmnty. College District Rev. Bonds Series G-111, 0.26%, tender 5/6/21 (Liquidity Facility Royal Bank of Canada)	11/2/20	$600
Baltimore Proj. Rev. Bonds Series Floaters G 28, 0.26%, tender 7/1/21 (Liquidity Facility Royal Bank of Canada)	1/4/21	$1,800
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 0.24%, tender 10/1/21 (Liquidity Facility Royal Bank of Canada)	4/1/21	$3,100
Harris County Gen. Oblig. Bonds Series Clipper 09 73, 0.24%, tender 6/10/21 (Liquidity Facility State Street Bank & Trust Co., Boston)	6/15/16 - 10/16/18	$6,300
Kentucky State Property & Buildings Commission Rev. Bonds Series G 116, 0.26%, tender 5/6/21 (Liquidity Facility Royal Bank of Canada)	11/2/20	$800
Massachusetts Gen. Oblig. Bonds Series Clipper 09 67, 0.24%, tender 6/10/21 (Liquidity Facility State Street Bank & Trust Co., Boston)	10/12/16 - 8/12/20	$42,935
Massachusetts Gen. Oblig. Bonds Series Clipper 09 69, 0.24%, tender 6/17/21 (Liquidity Facility State Street Bank & Trust Co., Boston)	9/28/16 - 8/20/20	$5,504
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 0.26%, tender 12/1/21 (Liquidity Facility Royal Bank of Canada)	12/1/20	$1,200
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 0.23%, tender 12/1/21 (Liquidity Facility Royal Bank of Canada)	6/3/20	$1,300
Port Auth. of New York & New Jersey Series 1997 1, 0.11% 5/6/21, VRDN	7/31/20	$3,000
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 0.26%, tender 10/1/21 (Liquidity Facility Royal Bank of Canada)	4/1/21	$900
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 0.26%, tender 8/2/21 (Liquidity Facility Royal Bank of Canada)	2/1/21	$700

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$54
Total	$54

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Tax-Exempt Money Market Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,693,286)	$2,693,286
Fidelity Central Funds (cost $70,468)	70,468
Total Investment in Securities (cost $2,763,754)		$2,763,754
Cash		1
Receivable for investments sold		15,000
Receivable for fund shares sold		1,653
Interest receivable		5,413
Distributions receivable from Fidelity Central Funds		6
Prepaid expenses		1
Receivable from investment adviser for expense reductions		71
Total assets		2,785,899
Liabilities
Payable for investments purchased
Regular delivery	$25,287
Delayed delivery	1,403
Payable for fund shares redeemed	2,772
Distributions payable	2
Accrued management fee	317
Other affiliated payables	21
Other payables and accrued expenses	26
Total liabilities		29,828
Net Assets		$2,756,071
Net Assets consist of:
Paid in capital		$2,755,538
Total accumulated earnings (loss)		533
Net Assets		$2,756,071
Net Asset Value and Maximum Offering Price
Capital Reserves Class:
Net Asset Value, offering price and redemption price per share ($45,952 ÷ 45,871 shares)		$1.00
Daily Money Class:
Net Asset Value, offering price and redemption price per share ($58,640 ÷ 58,534 shares)		$1.00
Fidelity Tax-Exempt Money Market Fund:
Net Asset Value, offering price and redemption price per share ($1,398,190 ÷ 1,395,662 shares)		$1.00
Premium Class:
Net Asset Value, offering price and redemption price per share ($1,253,289 ÷ 1,251,019 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2021 (Unaudited)
Investment Income
Interest		2,373
Income from Fidelity Central Funds		52
Total income		2,425
Expenses
Management fee	$3,602
Transfer agent fees	2,216
Distribution and service plan fees	197
Accounting fees and expenses	132
Custodian fees and expenses	11
Independent trustees' fees and expenses	5
Registration fees	73
Audit	18
Legal	5
Miscellaneous	5
Total expenses before reductions	6,264
Expense reductions	(3,959)
Total expenses after reductions		2,305
Net investment income (loss)		120
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	550
Fidelity Central Funds	4
Capital gain distributions from Fidelity Central Funds	2
Total net realized gain (loss)		556
Net increase in net assets resulting from operations		$676

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$120	$16,896
Net realized gain (loss)	556	630
Net increase in net assets resulting from operations	676	17,526
Distributions to shareholders	(143)	(19,062)
Share transactions - net increase (decrease)	(243,379)	(540,381)
Total increase (decrease) in net assets	(242,846)	(541,917)
Net Assets
Beginning of period	2,998,917	3,540,834
End of period	$2,756,071	$2,998,917

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Tax-Exempt Money Market Fund Capital Reserves Class

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	.002	.007	.004	–A	–A
Net realized and unrealized gain (loss)	–A	.001	–A	–A	–A	.001
Total from investment operations	–A	.003	.007	.004	–A	.001
Distributions from net investment income	–A	(.002)	(.007)	(.004)	–A	–A
Distributions from net realized gain	–	(.001)	–	–A	–	(.001)
Total distributions	–A	(.003)	(.007)	(.004)	–A	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	-%	.30%	.68%	.44%	.01%	.10%
Ratios to Average Net AssetsD,E
Expenses before reductions	.98%F	.97%	.97%	.97%	.96%	.97%
Expenses net of fee waivers, if any	.16%F	.63%	.95%	.95%	.81%	.23%
Expenses net of all reductions	.16%F	.63%	.95%	.95%	.81%	.23%
Net investment income (loss)	.01%F	.25%	.68%	.43%	.01%	.07%
Supplemental Data
Net assets, end of period (in millions)	$46	$48	$53	$64	$84	$116

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Tax-Exempt Money Market Fund Daily Money Class

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	.004	.009	.007	.001	–A
Net realized and unrealized gain (loss)	–A	–A	–A	–A	–A	.001
Total from investment operations	–A	.004	.009	.007	.001	.001
Distributions from net investment income	–A	(.004)	(.009)	(.007)	(.001)	–A
Distributions from net realized gain	–	–A	–	–A	–A	(.001)
Total distributions	–A	(.004)	(.009)	(.007)	(.001)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	-%	.41%	.94%	.69%	.14%	.10%
Ratios to Average Net AssetsD,E
Expenses before reductions	.72%F	.72%	.72%	.72%	.71%	.72%
Expenses net of fee waivers, if any	.16%F	.51%	.70%	.70%	.69%	.26%
Expenses net of all reductions	.16%F	.51%	.70%	.70%	.69%	.26%
Net investment income (loss)	.01%F	.36%	.94%	.68%	.13%	.04%
Supplemental Data
Net assets, end of period (in millions)	$59	$62	$70	$85	$117	$157

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Tax-Exempt Money Market Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	.005	.012	.009	.004	.001
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	–A	.005	.012	.009	.004	.001
Distributions from net investment income	–A	(.005)	(.012)	(.009)	(.004)	(.001)
Distributions from net realized gain	–	–A	–	–A	–	–A
Total distributions	–A	(.005)	(.012)	(.009)	(.004)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	-%	.53%	1.19%	.95%	.38%	.12%
Ratios to Average Net AssetsD,E
Expenses before reductions	.47%F	.47%	.47%	.47%	.46%	.47%
Expenses net of fee waivers, if any	.16%F	.39%	.45%	.45%	.45%	.24%
Expenses net of all reductions	.16%F	.39%	.45%	.45%	.45%	.24%
Net investment income (loss)	.01%F	.49%	1.18%	.93%	.37%	.05%
Supplemental Data
Net assets, end of period (in millions)	$1,398	$1,484	$1,827	$2,258	$3,093	$4,552

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Tax-Exempt Money Market Fund Premium Class

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	.006	.013	.011	.005	.001
Net realized and unrealized gain (loss)	–A	–A	–A	–A	–A	.001
Total from investment operations	–A	.006	.013	.011	.005	.002
Distributions from net investment income	–A	(.006)	(.013)	(.011)	(.005)	(.001)
Distributions from net realized gain	–	(.001)	–	–A	–	(.001)
Total distributions	–A	(.006)B	(.013)	(.011)	(.005)	(.002)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	-%	.64%	1.31%	1.07%	.50%	.18%
Ratios to Average Net AssetsE,F
Expenses before reductions	.37%G	.37%	.37%	.37%	.36%	.37%
Expenses net of fee waivers, if any	.16%G	.31%	.33%	.33%	.33%	.22%
Expenses net of all reductions	.16%G	.31%	.33%	.33%	.33%	.22%
Net investment income (loss)	.01%G	.56%	1.30%	1.05%	.49%	.08%
Supplemental Data
Net assets, end of period (in millions)	$1,253	$1,406	$1,591	$1,497	$947	$700

 A Amount represents less than $.0005 per share.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2021
(Amounts in thousands except percentages)

1. Organization.

Fidelity Treasury Money Market Fund (Treasury Money Market) and Fidelity Tax-Exempt Money Market Fund (Tax-Exempt Money Market) (collectively referred to as "the Funds") are funds of Fidelity Newbury Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Treasury Money Market offers four classes of shares, Capital Reserves Class, Daily Money Class, Advisor C Class and Fidelity Treasury Money Market Fund. Fidelity Tax-Exempt Money Market Fund offers four classes of shares, Capital Reserves Class, Daily Money Class, Fidelity Tax-Exempt Money Market Fund and Premium Class. Each class has equal rights as to assets and voting privileges and has exclusive voting rights with respect to matters that affect that class. Advisor Class C shares will automatically convert to Daily Money Class shares after a holding period of ten years from the initial date of purchase, with certain exceptions. Shares of Tax-Exempt Money Market are only available for purchase by retail shareholders.

Effective June 21, 2021, Advisor C Class shares will automatically convert to Daily Money Class shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions, including the Funds' investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Treasury Money Market Fund	$310

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The Tax-Exempt Money Market fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Treasury Money Market Fund	$32,693,961	$–	$–	$–
Fidelity Tax-Exempt Money Market Fund	2,763,754	–	–	–

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. For Fidelity Treasury Money Market Fund, repurchase agreements may be collateralized by cash or government securities. For Fidelity Tax-Exempt Money Market Fund, repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .25% of average net assets.

Under the expense contract, total expenses of Fidelity Treasury Money Market Fund of Treasury Money Market and Premium Class of Tax-Exempt Money Market are limited to an annual rate of .42% and .43%, respectively, of each class' average net assets, with certain exceptions.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Treasury Money Market Fund
Capital Reserves Class	.25%	.25%	$4,625	$4,033
Daily Money Class	-%	.25%	2,715	2,278
Advisor C Class	.75%	.25%	539	456
			$7,879	$6,767
Fidelity Tax-Exempt Money Market Fund
Capital Reserves Class	.25%	.25%	$118	$93
Daily Money Class	-%	.25%	79	63
			$197	$156

Sales Load. FDC receives the proceeds of contingent deferred sales charges levied on Advisor C class redemptions. These charges depend on the holding period. The deferred sales charges are 1.00% for Treasury Money Market – Advisor C. In addition, FDC receives deferred sales charges for Daily Money Class shares purchased by exchange from Class A or Class M shares of a Fidelity fund that were subject to these charges.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Treasury Money Market Fund
Daily Money Class	$6
Advisor C Class (a)	$27

 (a) When shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee equal to an annual rate of .20% of class-level average net assets with the exception of Premium Class which pays .10% of class-level average net assets.

Under the expense contract, Fidelity Treasury Money Market Fund pays a portion of the transfer agent fee at an annual rate of up to .17% of class-level average net assets. For the reporting period, the total annualized transfer agent fee rate paid was .15% of class-level average net assets.

For the period, transfer agent fees for each class were as follows:

Fidelity Treasury Money Market Fund
Capital Reserves Class	$1,850
Daily Money Class	2,172
Advisor C Class	108
Fidelity Treasury Money Market Fund	21,254
$25,384
Fidelity Tax-Exempt Money Market Fund
Capital Reserves Class	$47
Daily Money Class	63
Fidelity Tax-Exempt Money Market Fund	1,440
Premium Class	666
$2,216

During the period, the investment adviser or its affiliates waived a portion of these fees.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Treasury Money Market Fund	–(a)
Fidelity Tax-Exempt Money Market Fund	.01

 (a) Amount represents less than .005%.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

	Purchases ($)	Sales ($)
Fidelity Treasury Money Market Fund	–	–
Fidelity Tax-Exempt Money Market Fund	53,705	30,360

5. Expense Reductions.

The investment adviser contractually agreed to reimburse each class of Treasury Money Market and Tax-Exempt Money Market, with the exception of Fidelity Treasury Money Market Fund of Treasury Money Market, to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2022. Some expenses, for example the compensation of the independent Trustees and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity Treasury Money Market Fund
Capital Reserves Class	.95%	$374
Daily Money Class	.70%	236
Advisor C Class	1.45%	15
Fidelity Tax-Exempt Money Market Fund
Capital Reserves Class	.95%	$6
Daily Money Class	.70%	7
Fidelity Tax-Exempt Money Market Fund	.45%	148
Premium Class	.33%	264

Additionally, the investment adviser or its affiliates voluntarily agreed to waive certain fees in order to avoid a negative yield. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver for each class was as follows:

Fidelity Treasury Money Market Fund
Capital Reserves Class	$7,668
Daily Money Class	6,461
Advisor C Class	722
Fidelity Treasury Money Market Fund	45,066
Fidelity Tax-Exempt Money Market Fund
Capital Reserves Class	$184
Daily Money Class	169
Fidelity Tax-Exempt Money Market Fund	2,066
Premium Class	1,115

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2021	Year ended October 31, 2020
Fidelity Treasury Money Market Fund
Distributions to shareholders
Capital Reserves Class	$90	$4,065
Daily Money Class	108	6,628
Advisor C Class	5	64
Fidelity Treasury Money Market Fund	1,369	74,840
Total	$1,572	$85,597
Fidelity Tax-Exempt Money Market Fund
Distributions to shareholders
Capital Reserves Class	$2	$152
Daily Money Class	3	273
Fidelity Tax-Exempt Money Market Fund	72	9,063
Premium Class	66	9,574
Total	$143	$19,062

7. Share Transactions.

Share transactions for each class of shares at a $1.00 per share were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2021	Year ended October 31, 2020	Six months ended April 30, 2021	Year ended October 31, 2020
Fidelity Treasury Money Market Fund
Capital Reserves Class
Shares sold	6,044,502	12,530,211	$6,044,502	$12,530,211
Reinvestment of distributions	66	2,293	66	2,293
Shares redeemed	(6,006,984)	(12,619,582)	(6,006,984)	(12,619,582)
Net increase (decrease)	37,584	(87,078)	$37,584	$(87,078)
Daily Money Class
Shares sold	4,455,449	9,826,568	$4,455,449	$9,826,568
Reinvestment of distributions	64	4,229	64	4,229
Shares redeemed	(4,627,247)	(9,570,916)	(4,627,247)	(9,570,916)
Net increase (decrease)	(171,734)	259,881	$(171,734)	$259,881
Advisor C Class
Shares sold	37,180	156,464	$37,180	$156,464
Reinvestment of distributions	5	63	5	63
Shares redeemed	(59,809)	(109,472)	(59,809)	(109,472)
Net increase (decrease)	(22,624)	47,055	$(22,624)	$47,055
Fidelity Treasury Money Market Fund
Shares sold	71,958,235	115,387,913	$71,958,235	$115,387,913
Reinvestment of distributions	1,011	51,490	1,011	51,490
Shares redeemed	(68,289,056)	(105,320,492)	(68,289,056)	(105,320,492)
Net increase (decrease)	3,670,190	10,118,911	$3,670,190	$10,118,911
Fidelity Tax-Exempt Money Market Fund
Capital Reserves Class
Shares sold	1,593	2,799	$1,593	$2,799
Reinvestment of distributions	2	142	2	142
Shares redeemed	(3,531)	(7,890)	(3,531)	(7,890)
Net increase (decrease)	(1,936)	(4,949)	$(1,936)	$(4,949)
Daily Money Class
Shares sold	12,439	16,748	$12,439	$16,748
Reinvestment of distributions	3	242	3	242
Shares redeemed	(15,523)	(25,434)	(15,523)	(25,434)
Net increase (decrease)	(3,081)	(8,444)	$(3,081)	$(8,444)
Fidelity Tax-Exempt Money Market Fund
Shares sold	89,037	289,034	$89,037	$289,033
Reinvestment of distributions	68	8,642	68	8,642
Shares redeemed	(174,908)	(640,639)	(174,908)	(640,639)
Net increase (decrease)	(85,803)	(342,963)	$(85,803)	$(342,964)
Premium Class
Shares sold	265,961	1,340,269	$265,961	$1,340,269
Reinvestment of distributions	57	8,262	57	8,262
Shares redeemed	(418,577)	(1,532,555)	(418,577)	(1,532,555)
Net increase (decrease)	(152,559)	(184,024)	$(152,559)	$(184,024)

8. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2020 to April 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During Period-B November 1, 2020 to April 30, 2021
Fidelity Treasury Money Market Fund
Capital Reserves Class	.09%
Actual		$1,000.00	$1,000.00	$.45**
Hypothetical-C		$1,000.00	$1,024.35	$.45**
Daily Money Class	.10%
Actual		$1,000.00	$1,000.00	$.50**
Hypothetical-C		$1,000.00	$1,024.30	$.50**
Advisor C Class	.10%
Actual		$1,000.00	$1,000.00	$.50**
Hypothetical-C		$1,000.00	$1,024.30	$.50**
Fidelity Treasury Money Market Fund	.10%
Actual		$1,000.00	$1,000.00	$.50**
Hypothetical-C		$1,000.00	$1,024.30	$.50**
Fidelity Tax-Exempt Money Market Fund
Capital Reserves Class	.16%
Actual		$1,000.00	$1,000.00	$.79**
Hypothetical-C		$1,000.00	$1,024.00	$.80**
Daily Money Class	.16%
Actual		$1,000.00	$1,000.00	$.79**
Hypothetical-C		$1,000.00	$1,024.00	$.80**
Fidelity Tax-Exempt Money Market Fund	.16%
Actual		$1,000.00	$1,000.00	$.79**
Hypothetical-C		$1,000.00	$1,024.00	$.80**
Premium Class	.16%
Actual		$1,000.00	$1,000.00	$.79**
Hypothetical-C		$1,000.00	$1,024.00	$.80**

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

** If certain fees were not voluntarily waived by the investment adviser or its affiliates during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:

	Annualized Expense Ratio-(a)	Expenses Paid
Fidelity Treasury Money Market Fund
Capital Reserves Class	.95%
Actual		$4.70
Hypothetical-(b)		$4.76
Daily Money Class	.70%
Actual		$3.47
Hypothetical-(b)		$3.51
Advisor C Class	1.45%
Actual		$7.17
Hypothetical-(b)		$7.25
Fidelity Treasury Money Market Fund	.42%
Actual		$2.08
Hypothetical-(b)		$2.11
Fidelity Tax-Exempt Money Market Fund
Capital Reserves Class	.95%
Actual		$4.70
Hypothetical-(b)		$4.76
Daily Money Class	.70%
Actual		$3.47
Hypothetical-(b)		$3.51
Fidelity Tax-Exempt Money Market Fund	.45%
Actual		$2.23
Hypothetical-(b)		$2.26
Premium Class	.33%
Actual		$1.64
Hypothetical-(b)		$1.66

 (a) Annualized expense ratio reflects expenses net of applicable fee waivers.

 (b) 5% return per year before expenses

DMFI-SANN-0621
1.703547.123

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Newbury Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Newbury Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Newbury Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	June 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	June 22, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	June 22, 2021